Auditors' Remuneration - Schedule of Auditors' Remuneration (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total remuneration in respect of audit services		$ 474,000	$ 288,000	$ 288,200
Price Water House Coopers [Member]
Statement Line Items [Line Items]
Audit	[1]	274,000	288,000	288,200
Audit related
Other Audit Firms [Member]
Statement Line Items [Line Items]
Audit	[2]	$ 200,000

[1]	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.
[2]	Other assurance services consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client. Included in the balance are amounts related to additional regulatory filings during the 2020 financial year. All services provided are considered audit services for the purpose of SEC classification.